Share of associates and joint ventures' profit	6 Months Ended
Jun. 30, 2021
Disclosure of share of associates and joint ventures’ profit (loss) [Abstract]
Share of associates and joint ventures' profit	Share of associates and joint ventures’ profit

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Revenue	341	319	677
Operating costs and other expenses	(186)	(174)	(353)
Profit on sale of joint ventures	—	—	19
Net interest received (paid)	4	6	5
Profit (loss) before taxation	159	151	348
Taxation	(37)	(32)	(70)
Profit (loss) after taxation	122	119	278